Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	¥ 1,562,000	¥ 1,335,577	[3]	¥ 1,363,890	[3]
Consolidated, Income (loss) before income taxes	[1]	273,850	149,474	[3]	226,623	[3]
Consolidated, Long-lived assets		488,440	500,887		449,423
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	453,069	290,036	[3]	289,571	[3]
Consolidated, Income (loss) before income taxes	[1]	14,650	(51,743)	[3]	(40,950)	[3]
Consolidated, Long-lived assets		121,633	114,946		103,045
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	269,292	163,977	[3]	131,393	[3]
Consolidated, Income (loss) before income taxes	[1]	(33,064)	9,206	[3]	(21,774)	[3]
Consolidated, Long-lived assets		62,063	53,161		53,643
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	56,684	68,817	[3]	85,081	[3]
Consolidated, Income (loss) before income taxes	[1]	23,795	31,003	[3]	28,586	[3]
Consolidated, Long-lived assets		33,820	23,839		23,600
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	779,045	522,830	[3]	506,045	[3]
Consolidated, Income (loss) before income taxes	[1]	5,381	(11,534)	[3]	(34,138)	[3]
Consolidated, Long-lived assets		217,516	191,946		180,288
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1],[2]	782,955	812,747	[3]	857,845	[3]
Consolidated, Income (loss) before income taxes	[1]	268,469	161,008	[3]	260,761	[3]
Consolidated, Long-lived assets		¥ 270,924	¥ 308,941		¥ 269,135

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.